Debt - First lien term loan (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 16, 2021	Dec. 31, 2018	Sep. 30, 2021	Jan. 29, 2021	Dec. 31, 2020	Sep. 07, 2018	Oct. 20, 2017
Debt Instrument [Line Items]
Maximum dividends payments		$ 1,030	$ 1,030
Dividends per common share declared		$ 3.28
Term Loan Facility
Debt Instrument [Line Items]
Aggregate principal amount							$ 425,000
Term Loan B-1 facility
Debt Instrument [Line Items]
Aggregate principal amount					$ 85,800	$ 85,800
cash proceeds from the business combination	$ 35,000
Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate principal amount					$ 30,000		$ 30,000
cash proceeds from the business combination	$ 15,000
New Outerwall
Debt Instrument [Line Items]
Aggregate principal amount			$ 25,000
New Outerwall | Term Loan Facility
Debt Instrument [Line Items]
Aggregate principal amount				$ 25,000
New Outerwall | Indirectly Wholly Owned [Member]
Debt Instrument [Line Items]
Equity interests			100.00%